Investments in subsidiary undertakings, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2018
Investments in subsidiary undertakings, joint ventures and associates
Schedule of group's share of the profits , net of related tax, and carrying amount of interest in joint ventures and associates, which are equity accounted

Joint ventures and associates	2018 £m	2017 £m	2016 £m
Shareholder-backed business	255	196	161
UK with-profits fund (prior to offsetting effect in movement in unallocated surplus)	36	106	21
Total	291	302	182

	Asia		UK and Europe
					Total
		Asset		Asset	segment and
Share of profits from joint ventures and associates, net of related tax	Insurance	management	Insurance	management	Group total

2018	178	61	36	16	291

2017	121	60	106	15	302

2016	94	54	21	13	182

Schedule of direct subsidiary undertakings of the parent company

Direct subsidiary undertakings of the parent company, Prudential plc (shares held directly or via nominees)

Key to share classes:

Abbreviation	Class of share held
LBG	Limited by Guarantee
LPI	Limited Partnership Interest
MI	Membership Interest
NSB	Non-stock basis
OS	Ordinary Shares
PI	Partnership Interest
PS	Preference Shares
U	Units

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation
M&G Prudential Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential (US Holdco1) Limited	OS	100.00%
Prudential Capital Holding Company Limited	OS	100.00%
Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Holdings Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Schedule of other subsidiaries, joint ventures, associates and significant holdings

D6    Investments in subsidiary undertakings, joint ventures and associates

(a)    Dividend restrictions and minimum capital requirements

Certain Group subsidiaries and joint ventures are subject to restrictions on the amount of funds they may transfer in the form of cash dividends or otherwise to the parent company.

Under UK company law, UK companies can only declare dividends if they have sufficient distributable reserves. Further, UK insurance companies are required to maintain solvency margins in accordance with the rules of the Prudential Regulation Authority. M& GPrudential's asset management company, M&G Investment Management Ltd, is also required to maintain capital in accordance with regulatory requirements before making any distribution to the parent company.

Jackson is subject to state laws that limit the dividends payable to its parent company based on statutory capital, surplus and prior year earnings. Dividends in excess of these limitations require prior regulatory approval.

The Group’s subsidiaries, joint ventures and associates in Asia may remit dividends to the Group, in general, provided the statutory insurance fund meets the capital adequacy standard required under local statutory regulations and has sufficient distributable reserves. For further details on local capital regulations in Asia please refer to note C12.2.

(b)    Investments in joint ventures and associates

Joint ventures represent arrangements where the controlling parties through contractual or other agreement have the rights to the net assets of the arrangements. The Group has shareholder-backed joint venture insurance and asset management businesses in China with CITIC Group, and a joint venture asset management business in India with ICICI Bank. In addition, there is an asset management joint venture in Hong Kong with Bank of China International Holdings Limited (BOCI) and Takaful insurance joint venture in Malaysia.

The Group has various joint ventures relating to property investments held by the UK with-profits fund. The results of these joint ventures are reflected in the movement in the unallocated surplus of the UK with-profits funds and therefore do not affect shareholders’ results.

For the Group’s joint ventures that are accounted for by using the equity method, the net of tax results of these operations are included in the Group’s profit before tax.

The Group’s associates, which are also accounted for under the equity method, include the Indian insurance entity (with the majority shareholder being ICICI Bank) and PPM South Africa. In addition, the Group has investments in Open-Ended Investment Companies (OEICs), unit trusts, funds holding collateralised debt obligations, property unit trusts and venture capital investments of the UK with-profits funds where the Group has significant influence. As allowed under IAS 28, these investments are accounted for on a fair value through profit or loss basis. The aggregate fair value of associates accounted for at fair value through profit or loss, where there are published price quotations, is approximately £1.2 billion at 31 December 2018 (31 December 2017: £2.4 billion).

For joint ventures and associates accounted for using the equity method, the 12 months financial information of these investments up to 31 December (covering the same period as that of the Group) has been used in these consolidated financial statements.

The Group’s share of the profits (including short-term fluctuations in investment returns), net of related tax, and carrying amount of interest in joint ventures and associates, which are equity accounted as shown in the consolidated income statement comprises the following:

Joint ventures and associates	2018 £m	2017 £m	2016 £m
Shareholder-backed business	255	196	161
UK with-profits fund (prior to offsetting effect in movement in unallocated surplus)	36	106	21
Total	291	302	182

	Asia		UK and Europe
					Total
		Asset		Asset	segment and
Share of profits from joint ventures and associates, net of related tax	Insurance	management	Insurance	management	Group total

2018	178	61	36	16	291

2017	121	60	106	15	302

2016	94	54	21	13	182

There is no other comprehensive income in the joint ventures and associates. There has been no unrecognised share of losses of a joint venture or associate that the Group has stopped recognising in the total income.

The joint ventures have no significant contingent liabilities or capital commitments to which the Group is exposed nor does the Group have any significant contingent liabilities or capital commitments in relation to its interests in the joint ventures.

(c)    Related undertakings

In accordance with Section 409 of the Companies Act 2006 a list of Prudential Group’s subsidiaries, joint ventures, associates and significant holdings (being holdings of more than 20 per cent) along with the classes of shares held, the registered office address and the country of incorporation and the effective percentage of equity owned at 31 December 2018 is disclosed below.

The definitions of a subsidiary undertaking, joint venture and associate in accordance with the Companies Act 2006 are different from the definition under IFRS. As a result, the related undertakings included within the list below may not be the same as the undertakings consolidated in the Group IFRS financial statements. The Group’s consolidation policy is described in note A3.1(b).

Direct subsidiary undertakings of the parent company, Prudential plc (shares held directly or via nominees)

Key to share classes:

Abbreviation	Class of share held
LBG	Limited by Guarantee
LPI	Limited Partnership Interest
MI	Membership Interest
NSB	Non-stock basis
OS	Ordinary Shares
PI	Partnership Interest
PS	Preference Shares
U	Units

Name of entity	Classes of shares held	Proportion held	Registered office address and country of incorporation
M&G Prudential Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential (US Holdco1) Limited	OS	100.00%
Prudential Capital Holding Company Limited	OS	100.00%
Prudential Corporation Asia Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudential Group Holdings Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Other subsidiaries, joint ventures, associates and significant holdings of the Group – no shares held directly by the parent company, Prudential plc or its nominees:

	Classes of
	shares	Proportion
Name of entity	held	held	Registered office address and country of incorporation

95th Avenue Retail Building, LLC	MI	100.00%	901 S., Ste. 201, Second St., Springfield, IL, 62704-7909, United States
Aberdeen Standard Singapore Equity	OS	57.73%	21 Church Street, Capital Square 2, #01-01, Singapore 049480
Aberdeen Standard Cash Creation	OS	22.91%	28th Floor Bangkok City Tower, 179 South Sathorn Road, Thungmahamek, Sathorn, Bangkok 10120, Thailand
Allied Life Brokerage Agency, Inc	OS	100.00%	400 East Court Avenue, Des Moines, IA 50309, USA
ANRP II (AIV VI FC), L.P.	LPI	36.58%	Cayman Corporate Centre, 27 Hospital Road, George Town, KY-9008, Cayman Islands
BOCHK Aggressive Growth Fund	OS	57.19%	27th Floor, Bank of China Tower, 1 Garden Road, Central and Western District, Hong Kong
BOCHK Asia Pacific Equity Fund	U	27.18%	12th Floor and 25th Floor, Citicorp Centre, 18 Whitfield Road, Causeway Bay, Wan Chai, Hong Kong
BOCHK Balanced Growth Fund	OS	49.07%
BOCHK China Equity Fund	OS	66.00%
BOCHK Conservative Growth Fund	OS	54.00%
BOCHK Global Bond Fund	OS	30.25%	27/F Bank of China Tower, 1 Garden Road, Central and Western District, Hong Kong
BOCHK Investment Funds - BOCHK Hong Kong Equity Fund	U	20.25%	12th Floor, 25th Floor, Citicorp Centre, 18 Whitfield Road, Causeway Bay, Wan Chai , Hong Kong
BOCI - Prudential Asset Management Limited	OS	36.00%	27th Floor, Bank of China Tower, 1 Garden Road, Central and Western District, Hong Kong
BOCI - Prudential Trustee Limited	OS	36.00%	12th Floor and 25th Floor, Citicorp Centre, 18 Whitfield Road, Causeway Bay, Wan Chai, Hong Kong
Brier Capital LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA
Brooke (Holdco 1) Inc	OS	100.00%	1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Brooke Life Insurance Company	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA
BWAT Retail Nominee (1) Limited	OS	50.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
BWAT Retail Nominee (2) Limited	OS	50.00%
Calvin F1 GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Calvin F2 GP Limited	OS	100.00%
Canada Property (Trustee) No 1 Limited	OS	100.00%	Lime Grove House, Green Street, St Helier, JE1 2ST, Jersey
Canada Property Holdings Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Cardinal Distribution Park Management Limited	OS	66.00%	5th Floor Cavendish House, 39 Waterloo Street, Birmingham, B2 5PP, UK
Carraway Guildford (Nominee A) Limited	OS	100.00%	13 Castle Street, St Helier, Jersey, JE4 5UT
Carraway Guildford (Nominee B) Limited	OS	100.00%
Carraway Guildford General Partner Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Carraway Guildford Investments Unit Trust	OS	100.00%	13 Castle Street, St Helier, Jersey, JE4 5UT
Carraway Guildford LP	LPI	100.00%	Lloyds Chambers, 1 Portsoken Street, London, E1 8HZ, UK
Centaurus Retail LLP	LPI	50.00%	40 Broadway, London, SW1H 0BU, UK

Centre Capital Non-Qualified Investors IV AIV Orion, LP	LPI	76.80%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA
Centre Capital Non-Qualified Investors IV AIV-ELS, LP	LPI	76.53%
Centre Capital Non-Qualified Investors IV AIV-RA, LP	LPI	31.92%
Centre Capital Non-Qualified Investors IV, LP	LPI	73.06%
Centre Capital Non-Qualified Investors V AIV-ELS LP	LPI	73.16%
Centre Capital Non-Qualified Investors V LP	LPI	67.16%
CEP IV-A Chicago AIV LP	LPI	31.92%	615 South Dupont Highway, Dover, DE 19901, USA
CEP IV-A CWV AIV LP	LPI	31.95%	850 New Burton Road, Suite 201, Dover, DE 19904, USA
CEP IV-A Davenport AIV LP	LPI	31.92%	615 South Dupont Highway, Dover, DE 19901, USA
CEP IV-A Indy AIV LP	LPI	31.92%
CEP IV-A NMR AIV LP	LPI	31.92%
CEP IV-A WBCT AIV LP	LPI	31.91%
CF Prudential European QIS Fund	OS	97.89%	17 Rochester Row, London, SW1P 1QT, UK
CF Prudential Japanese QIS Fund	OS	97.99%
CF Prudential North American QIS Fund	OS	98.87%	135 Bishopsgate, London, EC2M 3UR, UK
CF Prudential Pacific Markets Trust Fund	OS	98.31%	Laurence Pountney Hill, London, EC4R 0HH, UK
CF Prudential UK Growth QIS Fund	OS	98.92%	17 Rochester Row, London, SW1P 1QT, UK
CITIC-CP Asset Management Co., Ltd.	MI	26.95%	No.128 North Zhangjiabang Road, Pudong District, Shanghai, China
CITIC-Prudential Fund Management Co., Ltd.	MI	49.00%	Level 9, HSBC Building, Shanghai IFC, 8 Century Avenue, Pudong, Shanghai, China
CITIC-Prudential Life Insurance Company Limited	MI	50.00%	East Tower, World Financial Centre, No. 1 East Third Ring Middle Road, Chaoyang District, Beijing, China
Clairvest Equity Partners IV-A LP	LPI	31.87%	22 St Clair Avenue East, Suite 1700, Toronto, ON M4T 2S3, Canada
Cribbs Causeway JV Limited	OS	50.00%	40 Broadway, London, SW1H 0BU, UK
Cribbs Causeway Merchants Association Limited	LBG	100.00%	The Mall at Cribbs Causeway, Bristol, BS34 5DG, UK

Cribbs Mall Nominee (1) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Curian Capital, LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA
Curian Clearing LLC (Michigan)	OS	100.00%
Digital Infrastructure Investment Partners GP LLP	LPI	65.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Digital Infrastructure Investment Partners GP1 Limited	OS	100.00%
Digital Infrastructure Investment Partners LP	LPI	100.00%
Digital Infrastructure Investment Partners SLP GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Digital Infrastructure Investment Partners SLP GP1 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Digital Infrastructure Investment Partners SLP GP2 Limited	OS	100.00%
Eastspring Al-Wara' Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No.6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Wilayah Persekutuan, Malaysia
Eastspring Asset Management Korea Co. Ltd.	OS	100.00%	15th Floor, Shinhan Investment Tower, 70 Yoidae-ro, Youngdungpo-gu, Seoul 07325, Korea
Eastspring Infrastructure Debt Fund L.P.	PI	100.00%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
Eastspring Investments - Japan Equity Fund	U	89.84%	26, boulevard Royal, Luxembourg, L-2449, Luxembourg
Eastspring Investment Management (Shanghai) Company Limited	OS	100.00%	3/F Azia Center, 1233 Lujiazui Ring Road, Shanghai 200120, PRC
Eastspring Investments - Asian Local Bond Fund	OS	97.95%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments - Asian Smaller Companies Fund	OS	99.71%
Eastspring Investments - Developed and Emerging Asia Equity Fund	OS	100.00%
Eastspring Investments - Emerging Europe, Middle East and Africa Dynamic Fund	OS	100.00%
Eastspring Investments - Global Emerging Markets Customized Equity Fund	OS	99.90%
Eastspring Investments - Global Emerging Markets Dynamic Fund	OS	94.89%
Eastspring Investments - Global Low Volatility Equity Fund	OS	98.67%
Eastspring Investments - Global Technology Fund	OS	78.82%
Eastspring Investments - Japan Fundamental Value Fund	OS	98.69%
Eastspring Investments - Pan European Fund	OS	52.83%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments - US High Yield Bond Fund	OS	31.43%	26, Boulevard Royal, L-2449, Luxembourg

Eastspring Investments (Hong Kong) Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Eastspring Investments (Luxembourg) SA	OS	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments (Singapore) Limited	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments Asia Pacific Equity Fund	OS	99.98%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Asian Bond Fund	OS	89.69%
Eastspring Investments Asian Dynamic Fund	OS	84.57%
Eastspring Investments Asian Equity Fund	OS	68.69%
Eastspring Investments Asian Equity Income Fund	OS	77.26%
Eastspring Investments Asian High Yield Bond Fund	OS	49.64%
Eastspring Investments Asian High Yield Bond MY Fund	OS	81.00%
Eastspring Investments Asian Infrastructure Equity Fund	OS	44.47%
Eastspring Investments Asian Investment Grade Bond Fund	OS	100.00%
Eastspring Investments Asian Low Volatility Equity Fund	OS	90.00%
Eastspring Investments Asian Property Securities Fund	OS	95.08%
Eastspring Investments- Asian Total Return Bond Fund	U	99.13%	26, boulevard Royal, Luxembourg, L-2449, Luxembourg
Eastspring Investments Berhad	OS	100.00%	Level 25, Menara Hong Leong, No.6 Jalan Damanlela, Bukit Damansara, 50490 Kuala Lumpur, Wilayah Persekutuan, Malaysia
Eastspring Investments China Equity Fund	OS	53.72%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Dragon Peacock Fund	OS	35.18%
Eastspring Investments European Inv Grade Bond Fund	OS	99.76%
Eastspring Investments Fund Management Limited Liability Company	MI	100.00%	23rd Floor, Saigon Trade Center, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Eastspring Investments Global Emerging Markets Bond Fund	OS	95.43%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Global Equity Navigator Fund	OS	99.99%
Eastspring Investments Global Market Navigator Fund	OS	98.88%
Eastspring Investments Greater China Equity Fund	OS	94.13%
Eastspring Investments Hong Kong Equity Fund	OS	99.89%
Eastspring Investments Incorporated	OS	100.00%	874 Walker Road, Suite C, Dover, DE 19904, USA

Eastspring Investments India Consumer Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene 72201, Mauritius
Eastspring Investments India Equity Fund	OS	69.74%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments India Equity Open Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene 72201, Mauritius
Eastspring Investments India Infrastructure Equity Open Limited	OS	100.00%
Eastspring Investments Latin American Equity Fund	OS	91.89%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments Limited	OS	100.00%	Marunouchi Park Building, 6-1 Marunouchi 2-chome, Chiyoda-Ku, Tokyo, Japan
Eastspring Investments Global Multi Asset Income Plus Growth Fund	OS	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments North America Value Fund	OS	99.84%
Eastspring Investments Services Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments SICAV-FIS - Alternative Investments Fund	OS	100.00%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Investments SICAV-FIS - Asia Pacific Loan Fund	OS	100.00%
Eastspring Investments SICAV-FIS Africa Equity Fund	U	100.00%
Eastspring Investments SICAV-FIS Universal USD Bond Fund	OS	99.94%
Eastspring Investments SICAV-FIS Universal USD Bond II Fund	OS	100.00%
Eastspring Investments US Bond Fund	OS	32.87%
Eastspring Investments US Corporate Bond Fund	OS	89.61%
Eastspring Investments US Equity Income Fund	U	99.50%
Eastspring Investments US High Inv Grade Bond Fund	OS	92.77%
Eastspring Investments US Investment Grade Bond Fund	OS	56.87%
Eastspring Investments US Strategic Income Bond Fund	OS	100.00%
Eastspring Investments US Total Return Bond Fund	OS	100.00%
Eastspring Investments Unit Trust - Dragon Peacock Fund	U	97.40%	Eastspring Investments (Singapore) Limited, Marina Bay Financial Centre, 10, Marina Boulevard, #32-01, Singapore 018983, Singapore
Eastspring Investments UT Singapore ASEAN Equity Fund	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Eastspring Investments UT Singapore Select Bond Fund	OS	85.39%
Eastspring Investments World Value Equity Fund	OS	92.28%	26, Boulevard Royal, L-2449, Luxembourg
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited	OS	100.00%	Unit 306-308, 3/F Azia Center, 1233 Lujiazui Ring Road, China (Shanghai) Pilot Free Trade Zone, China
Eastspring Real Assets Partners	OS	100.00%	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
Eastspring Securities Investment Trust Co., Ltd.	OS	99.54%	4th Floor, No. 1 Songzhi Road, Taipei 110, Taiwan
Edger Investments Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Edinburgh Park (Management) Limited	LBG	100.00%	1 Exchange Crescent, Conference Square, Edinburgh, EH3 8UL, UK

Embankment GP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Embankment Nominee 1 Limited	OS	100.00%
Embankment Nominee 2 Limited	OS	100.00%
Empire Holding SARL (In liquidation)	OS	100.00%	5, rue Guilllaume Kroll, L-1882, Luxembourg
European Specialist Investment Funds - M&G Total Return Credit Investment Fund	OS	26.13%	80, route d'Esch, L-1470, Luxembourg
Falan GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Fashion Square ECO LP (In liquidation)	LPI	100.00%	1209 Orange Street, Wilmington, DE 19801, USA
Fidelity Funds - Japan Fund	OS	23.56%	2A, Rue Albert Borschette, BP 274, Luxembourg, L-1246, Luxembourg
First State China Focus Fund	OS	60.97%	70 Sir John Rogerson’s Quay Dublin 2 D02 R296 Ireland
First State Global Property A	OS	42.35%	Ground Floor, Tower 1, Darling Park, 201 Sussex Street, Sydney, NSW 2001, Australia
Five Hotel Holding, LLC	MI	100.00%	CT Corporation System, 208 South LaSalle Street, Suite 814, Chicago, IL 60604, USA
Folios III Designated Activity Company	OS	60.00%	Fourth Floor, 76 Lower Baggot Street, Dublin 2
Foudry Properties Limited	OS	50.00%	Clearwater Court, Vastern Road, Reading RG1 8DB, UK
Fubon China Currency Fund	OS	25.10%	8F, No.108, Sec. 1, Dunhua S. Rd., Songshan Dist., Taipei
Fubon Global Investment Grade Bond Fund	OS	47.80%	8F, No.108, Sec. 1, Dunhua S. Rd., Songshan Dist., Taipei
Furnival Insurance Company PCC Limited	OS	100.00%	Third Floor, La Plaiderie Chambers, La Plaiderie, St Peter Port, Guernsey, GY1 1WG
Genny GP 1 LLP	LPI	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Genny GP 2 Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Genny GP Limited	OS	100.00%
George Digital GP 1 LLP	LPI	100.00%
George Digital GP 2 Limited	OS	100.00%
George Digital GP Limited	OS	100.00%
GGE GP Limited	OS	100.00%
Green GP Limited	OS	100.00%
Greenpark (Reading) General Partner Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Greenpark (Reading) Nominee No. 1 Limited	OS	100.00%
GreenPark (Reading) Nominee No. 2 Limited	OS	100.00%
GS Twenty Two Limited	OS	100.00%
Hermitage Management LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA
Holborn Bars Nominees Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Holtwood Limited (in liquidation)	OS	100.00%	International House, Castle Hill, Victoria Road, Douglas, IM2 4RB, Isle of Man
Hudson Seasons, LLC	MI	100.00%	874 Walker Road, Suite C, Dover, DE 19904, USA
Hyde Holdco 1 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
ICICI Prudential Asset Management Company Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India
ICICI Prudential Life Insurance Company Limited	OS	25.82%	ICICI PruLife Towers, 1089 Appasaheb Marathe Marg, Prabhadevi, Mumbai 400025, India
ICICI Prudential Pension Funds Management Company	OS	25.82%
ICICI Prudential Trust Limited	OS	49.00%	12th Floor, Narain Manzil, 23, Barakhamba Road, New Delhi 110001, India

Infracapital (AIRI) GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Infracapital (Belmond) GP Limited	OS	100.00%
Infracapital (Bio) GP Limited	OS	100.00%
Infracapital (Churchill) GP 1 Limited	OS	100.00%	Governors House, 5 Laurence Pountney Hill, London, EC4R 0HH, England
Infracapital (Churchill) GP LLP	LPI	100.00%
Infracapital (GC) GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Infracapital (Gigaclear) GP 1 Limited	OS	100.00%
Infracapital (Gigaclear) GP 2 Limited	OS	100.00%
Infracapital (Gigaclear) GP LLP	LPI	100.00%
Infracapital (IT PPP) GP Limited	OS	100.00%
Infracapital (Leo) GP Limited	OS	100.00%
Infracapital (Sense) GP Limited	OS	100.00%
Infracapital (TLSB) GP Limited	OS	100.00%
Infracapital (TLSB) SLP LP	LPI	100.00%
Infracapital ABP GP Limited (In liquidation)	OS	100.00%
Infracapital CI II Limited	OS	100.00%
Infracapital DF II GP LLP	LPI	100.00%
Infracapital DF II Limited	OS	100.00%
Infracapital Employee Feeder GP 1 LLP	LPI	100.00%
Infracapital Employee Feeder GP 2 LLP	LPI	100.00%
Infracapital Employee Feeder GP Limited	OS	100.00%
Infracapital F1 GP2 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Infracapital F2 GP1 Limited	OS	100.00%
Infracapital F2 GP2 Limited	OS	100.00%
Infracapital GP 1 LLP	LPI	100.00%
Infracapital GP 2 LLP	LPI	100.00%
Infracapital GP II Limited	OS	100.00%
Infracapital GP Limited	OS	100.00%
Infracapital Greenfield DF GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Infracapital Greenfield Partners 1 SLP GP LLP	LPI	100.00%
Infracapital Greenfield Partners 1 SLP GP1 Limited	OS	100.00%
Infracapital Greenfield Partners 1 SLP GP2 Limited	OS	100.00%
Infracapital Greenfield Partners I Employee Feeder GP LLP	LPI	100.00%
Infracapital Greenfield Partners I GP 1 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK

Infracapital Greenfield Partners I GP 2 Limited	OS	100.00%
Infracapital Greenfield Partners I GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Infracapital Greenfield Partners I LP	LPI	26.52%	Laurence Pountney Hill, London, EC4R 0HH, UK
Infracapital Greenfield Partners I SLP2 GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Infracapital Greenfield Partners I Subholdings GP LLP	LPI	100.00%
Infracapital Greenfield Partners I Subholdings GP1 Limited	OS	100.00%
Infracapital Partners II LP	LPI	31.56%	Laurence Pountney Hill, London, EC4R 0HH, UK
Infracapital Partners II Subholdings GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Infracapital Partners II Subholdings GP1 Limited	OS	100.00%
Infracapital Partners III GP SARL	OS	100.00%	6, rue Eugène Ruppert, L-245, Luxembourg
Infracapital Partners III Subholdings (Euro) GP LLP	LPI	100.00%	Governors House, 5 Laurence Pountney Hill, London, EC4R 0HH, England
Infracapital Partners III Subholdings (Sterling) GP LLP	LPI	100.00%
Infracapital Partners III Subholdings GP1 Limited	OS	100.00%
Infracapital Partners III Subholdings GP2 Limited	OS	100.00%
Infracapital Partners LP	LPI	33.04%	Laurence Pountney Hill, London, EC4R 0HH, UK
Infracapital RF GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Infracapital Sisu GP Limited	OS	100.00%
Infracapital SLP II GP LLP	LPI	100.00%
Infracapital SLP II LP	LPI	34.00%
Infracapital SLP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Innisfree M&G PPP LLP	LPI	35.00%	Boundary House, 91-93 Charterhouse Street, London, EC1M 6HR, UK
Innisfree M&G PPP LP	LPI	62.22%
Invesco Fixed Maturity Selective Emerging Market Bonds 2024	OS	57.31%	22nd Floor, No. 1 Songzhi Road, Taipei, TW-TPE 11047, Taiwan, Province of China
INVEST Financial Company Insurance Agency LLC of Illinois	OS	100.00%	208 South LaSalle Street, Chicago, IL 60604, USA
Jackson Charitable Foundation Inc	NSB	100.00%	1 Corporate Way, Lansing, MI 48951, USA
Jackson Holdings LLC	OS	100.00%	1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Jackson National Asset Management LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA
Jackson National Life (Bermuda) Limited	OS	100.00%	Cedar House, Hamilton, Bermuda
Jackson National Life Distributors LLC	OS	100.00%	1209 Orange Street, Wilmington, DE 19801, USA
Jackson National Life Insurance Company	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA
Jackson National Life Insurance Company of New York	OS	100.00%	2900 Westchester Avenue, Suite 305, Purchase, NY 10577, USA
Jefferies Capital Partners V, L.P.	LPI	21.92%	1209 Orange Street, Wilmington, DE 19801, USA
JNL Global Credit LLC	OS	100.00%	874 Walker Road, Suite C, City of Dover, County of Kent, State of Delaware 19904, United States

Lion Credit Opportunity Fund Public Limited Company - Credit Opportunity Fund XV	OS	98.44%	53 Merrion Square South, Dublin 2, D02 PR63, Ireland
LIPP SARL (In liquidation)	OS	100.00%	5, rue Guilllaume Kroll, L-1882, Luxembourg
Livicos Limited (In liquidation)	OS	100.00%	Montague House, Adelaide Road, Dublin 2, D02 K039, Ireland
London Stone Investments F3 Employee Feeder GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
London Stone Investments F3 I Limited	OS	100.00%
London Stone Investments F3 II Limited	OS	100.00%
London Stone Investments F3 SP GP LLP	LPI	100.00%
M&G (Guernsey) Limited	OS	100.00%	Dorey Court, Admiral Park, St. Peter Port, GY1 2HT, Guernsey
M&G Alternatives Investment Management Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G Asia Property Fund	OS	54.01%	34-38, Avenue de la Liberté, L-1930, Luxembourg
M&G Corporate bond Fund	OS	30.96%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G Dividend Fund	OS	58.33%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G Episode Macro Fund	OS	23.92%
M&G European Credit Investment Fund	OS	82.48%	80, route d'Esch, L-1470, Luxembourg
M&G European High Yield Credit Investment Fund	OS	99.99%
M&G European Property Fund SICAV-FIS	OS	49.74%	34-38, Avenue de la Liberté, L-1930, Luxembourg
M&G European Secured Property Income Fund	U	23.98%
M&G European Select Fund	OS	41.53%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G (Lux) European Strategic Value Fund	OS	79.22%
M&G Financial Services Limited	OS	100.00%
M&G Founders 1 Limited	OS	100.00%
M&G General Partner Inc	OS	100.00%	Walker House, 87 Mary Street, Grand Cayman, KY1-9002, Cayman Islands
M&G Gilt & Fixed Interest Income Fund	OS	49.65%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G Group Limited	OS	100.00%
M&G IMPPP 1 Limited	OS	100.00%
M&G International Investments Nominees Limited	OS	100.00%
M&G International Investments SA	OS	100.00%	34-38, Avenue de la Liberté, L-1930, Luxembourg
M&G International Investments Switzerland AG	OS	100.00%	Talstrasse 66, 8001 Zurich, Switzerland

M&G Investment Funds (10) - M&G Absolute Return Bond Fund	OS	41.56%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G Investment Funds (10) - M&G Global Listed Infrastructure Fund	OS	20.00%
M&G Investment Funds (10) - M&G Positive Impact Fund	OS	51.96%
M&G Investment Funds (4) - M&G Episode Allocation Fund	OS	22.35%
M&G Investment Funds (7) - M&G Global Convertibles Fund	OS	59.02%
M&G Investment Management Limited	OS	100.00%
M&G Investments (Americas) Inc.	OS	100.00%	251 Little Falls Drive, Wilmington, DE, 19801
M&G Investments (Australia) Pty Ltd	OS	100.00%	Level 16, Grosvenor Place, 225 George Street, Sydney, Australia, NSW 2000
M&G Investments (Hong Kong) Limited	OS	100.00%	6th Floor, Alexandra House, 18 Chater Road, Central, Hong Kong
M&G Investments (Singapore) Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
M&G Investments Japan Co., LTD	OS	100.00%	3-1 Toranomon, 4 Chome, Minato-ku, Tokyo, Japan
M&G Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G Luxembourg SA	OS	100.00%	34-38, Avenue de la Liberté, L-1930, Luxembourg
M&G Management Services Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G Nominees Limited	OS	100.00%
M&G PFI 2018 GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
M&G PFI 2018 GP1 Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G PFI 2018 GP2 Limited	OS	100.00%
M&G PFI Carry Partnership 2016 LP	LPI	25.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
M&G PFI Partnership 2018 LP	LPI	100.00%
M&G Platform Nominees Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G Prudential (Holdings) Limited	OS	100.00%
M&G Prudential Service Company Limited	OS	100.00%
M&G RE Espana 2016 S.L.	OS	100.00%	Plaza de Colon, Torre II, Planta 14, 28046, Madrid, Spain
M&G RE UKEV (GP1) LLP	LPI	100.00%	Laurence Pountney Hill, London, EC4R 0HH
M&G RE UKEV 1-A LP	LPI	100.00%
M&G Real Estate Asia Holding Company Pte. Ltd	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
M&G Real Estate Asia PTE. Ltd	OS	100.00%
M&G Real Estate Debt Finance VI Designated Activity Company	OS	46.00%	4th Floor, 76 Lower Baggot Street, Dublin 2, D02 Ek81
M&G Real Estate Funds Management SARL	OS	100.00%	34-38, Avenue de la Liberté, L-1930, Luxembourg
M&G Real Estate Japan Co. Ltd.	OS	100.00%	Shiroyama Trust Tower, Tokyo, Japan
M&G Real Estate Korea Co. Ltd.	OS	100.00%	Kyobo Building, Seoul, Korea
M&G Real Estate Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G Real Estate UK Enhanced Value LP	LPI	50.10%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
M&G Real Estate UKEV (GP) LLP	LPI	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G RED Employee Feeder GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
M&G RED II Employee Feeder GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
M&G RED II GP Limited	OS	100.00%	Third Floor, La Plaiderie Chambers, La Plaiderie, St Peter Port, Guernsey, GY1 1WG
M&G RED II SLP GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
M&G RED II SLP LP	LPI	28.00%
M&G RED III Employee Feeder GP Limited	OS	100.00%
M&G RED III GP Limited	OS	100.00%	Third Floor, La Plaiderie Chambers, La Plaiderie, St Peter Port, Guernsey, GY1 1WG
M&G RED III SLP GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
M&G RED III SLP LP	LPI	25.00%
M&G RED SLP GP Limited	OS	100.00%
M&G RPF GP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G RPF Nominee 1 Limited	OS	100.00%
M&G RPF Nominee 2 Limited	OS	100.00%

M&G Securities Limited	OS	100.00%
M&G SIF Management Company (Ireland) Limited	OS	100.00%	78 Sir John Rogerson's Quay, Dublin 2, D02 RK57, Ireland
M&G Specialty Finance Fund (GP) Sárl	OS	100.00%	51, Avenue J.F. Kennedy, L-1855 Luxembourg
M&G Specialty Finance Fund Carry Interest Partnership (GP) Sárl	OS	100.00%
M&G UK Companies Financing Fund II LP	LPI	48.32%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G UK Property Fund	OS	100.00%	16, Boulevard Royal, L-2449, Luxembourg
M&G UK Property GP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G UK Property Nominee 1 Limited	OS	100.00%
M&G UK Property Nominee 2 Limited	OS	100.00%
M&G UK Residential Property Fund	LPI	58.42%	34-38, avenue de la Liberté, L-1931, Luxembourg
M&G UKCF II GP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
M&G UKEV (SLP) General Partner LLP	LPI	100.00%
M&G UKEV (SLP) LP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Manchester JV Limited	OS	50.00%	40 Broadway, London, SW1H 0BU, UK
Manchester Nominee (1) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Manulife Asia Pacific Bond Fund	OS	20.33%	9th Floor, 89 Sungren Road, Taipei, TW-TPE 11073, Taiwan, Province of China
Manulife China Dim Sum High Yield Bond Fund	OS	36.45%
Manulife China Offshore Bond Fund	OS	51.39%
Manulife Superior Selection China Fund	OS	21.74%
Manulife USD High Yield Bond Fund	U	25.73%
MCF S.r.l	LPI	45.00%	Via Romagnosi 18/a, 00196 Roma, Italy
Minster Court Estate Management Limited	OS	75.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Mission Plans of America, Inc	OS	100.00%	1999 Bryan Street, Suite 900, Dallas, TX 75201, USA
Murphy & Partners Fund, LP	LPI	21.07%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA
NAPI REIT, Inc	OS	99.00%	300 E Lombard Street, Baltimore, MD 21202, USA
National Planning Holdings, LLC	OS	100.00%	1209 Orange Street, Wilmington, DE 19801, USA
Nomura Six Years Fixed Maturity Emerging Market Bond Fund	OS	43.40%	101 Tower, 30F, No. 7 Sec. 5, Taipei , Taiwan, Province of China
North Sathorn Holdings Company Limited	OS	100.00%	3 Rajanakarn Building, 20th Floor, South Sathorn Road, Yannawa Subdistrict, Sathorn District, Bangkok, Thailand
Nova Sepadu Sdn. Bhd. (In liquidation)	OS	51.00%	Suite 1005, 10th Floor Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
Oaktree Business Park Limited	OS	12.50%	Laurence Pountney Hill, London, EC4R 0HH, UK
Old Kingsway, LP	LPI	100.00%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA
Optimus Point Management Company Limited	OS	100.00%	Barrat House Cartwright Way, Bardon Hill, Coalville, LE67 1UF, UK
Pacus (UK) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
PCA IP Services Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
PCA Life Assurance Co. Ltd.	OS	99.79%	8th Floor, No.1 Songzhi Road, Taipei 11047, Taiwan
PCA Reinsurance Co. Ltd.	OS	100.00%	Unit Level 13(A), Main Office Tower, Financial Park Labuan, Jalan Merdeka, 87000 Federal Territory of Labuan, Malaysia
PGDS (UK One) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
PGDS (US One) LLC	OS	100.00%	1209 Orange Street, Wilmington, DE 19801, USA
PGF Management Company (Ireland) Limited	OS	50.00%	5 George's Dock, Dublin 1, D01 X8N7, Ireland
PPM America Capital Partners III, LLC	MI	60.50%	774 Walker Road, Suite C, Dover, DE 19904, USA
PPM America Capital Partners IV, LLC	MI	34.50%	874 Walker Road, Suite C, City of Dover, County of Kent, State of Delaware 19904, United States
PPM America Capital Partners V, LLC	MI	34.00%

PPM America Capital Partners VI, LLC	MI	32.00%
PPM America Capital Partners VII, LLC	MI	100.00%
PPM America Private Equity Fund III LP	LPI	99.81%
PPM America Private Equity Fund IV LP	LPI	99.84%
PPM America Private Equity Fund V LP	LPI	99.84%
PPM America Private Equity Fund VI LP	LPI	99.85%
PPM America Private Equity Fund VII LP	LPI	100.00%
PPM America, Inc	OS	100.00%
PPM Capital (Holdings) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
PPM CLO 2 Ltd.	OS	100.00%	PO Box 1093, Queensgate House,Grand Cayman KY1-1102, Cayman Islands
PPM CLO 2018-1 Ltd.	PS	100.00%	Queensgate House, South Church Street, George Town, Grand Cayman KY1-1102, Cayman Islands
PPM CLO 3 Ltd.	OS	100.00%	PO Box 1093, Queensgate House,Grand Cayman KY1-1102, Cayman Islands
PPM Finance, Inc	OS	100.00%	774 Walker Road, Suite C, Dover, DE 19904, USA
PPM Funds	OS	100.00%	84 State Street, MA, Boston, Suffolk, 02109
PPM Funds - PPM Core Plus Fixed Income Fund	OS	99.00%	C/O PPM America, Inc., West Wacker Drive, Suite 1200, 60606, Chicago, United States of America
PPM Funds - PPM Credit Fund	OS	99.00%
PPM Funds - PPM Floating Rate Income Fund	OS	96.00%
PPM Funds - PPM High Yield Core Fund	OS	97.00%
PPM Funds - PPM Strategic Income Fund	OS	87.00%
PPM Holdings, Inc	OS	100.00%	774 Walker Road, Suite C, Dover, DE 19904, USA
PPM Loan Management Company LLC	MI	100.00%
PPM Loan Management Holding Company LLC	MI	100.00%
PPM Managers GP Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
PPM Managers Partnership CI VII (A) LP	LPI	25.00%
PPM Ventures (Asia) Limited (In liquidation)	OS	100.00%	Gloucester Tower, 15 Queens Road, Central, Hong Kong
PPMC First Nominees Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prenetics Limited	PS	14.27%	7th floor, Prosperity Millennia Plaza, 663 King's Road, North Point, Hong Kong
Property Partners (Two Rivers) Limited	OS	50.00%	Bow Bells House, 1 Bread Street, London, EC4M 9HH, UK
Pru Life Insurance Corporation of U.K.	OS	100.00%	9th Floor, Uptown Place Tower 1, 1 East 11th Drive, Uptown Bonifacio, 1634 Taguig City, Metro Manila, Philippines
Pru Life UK Asset Management and Trust Corporation	OS	100.00%	2/F., Uptown Parade 2, 36th Street, Uptown Bonifacio, 1634 Taguig City, Philippines
Pru Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudence Foundation	LBG	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
Prudence Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential (Cambodia) Life Assurance Plc	OS	100.00%	20th Floor, #445, Monivong Blvd, Boeung Prolit, 7 Makara, Phnom Penh Tower, Phnom Penh, Cambodia
Prudential / M&G UKCF GP Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Africa Holdings Limited	OS	100.00%
Prudential Africa Services Limited	OS	100.00%	5th Ngong Avenue, Nairobi, Kenya
Prudential Assurance Company Singapore (Pte) Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Assurance Malaysia Berhad*	OS	51.00%	Level 3, Menara Prudential, No. 10 Jalan Sultan Ismail, 50250 Kuala Lumpur, Malaysia
Prudential Assurance Uganda Limited	OS	100.00%	Kampala Road, Kampala, Uganda
Prudential BSN Takaful Berhad†	OS	49.00%	Level 8A, Menara Prudential, No. 10 Jalan Sultan Ismail, 50250 Kuala Lumpur, Malaysia
Prudential Capital (Singapore) Pte. Ltd.	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Prudential Capital plc	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Corporate Pensions Trustee Limited	OS	100.00%

Prudential Corporation Australasia Holdings Pty Limited	OS	100.00%	c/o Highgate Legal Pty Ltd, 33 Lexington Drive, Bella Vista, NSW 2153, Australia
Prudential Corporation Holdings Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Credit Opportunities 1 SARL	OS	100.00%	1, Rue Hildegard von Bingen, L - 1282 Luxembourg
Prudential Credit Opportunities GP SARL	OS	100.00%
Prudential Credit Opportunities Scsp	OS	100.00%
Prudential Distribution Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK
Prudential Dynamic 0-30 Portfolio	OS	25.49%	17 Rochester Row, London, SW1P 1QT, UK
Prudential Dynamic 10-40 Portfolio	OS	28.77%
Prudential Dynamic 20 - 55 Portfolio	OS	34.19%
Prudential Dynamic 40-80 Portfolio	OS	34.55%
Prudential Dynamic 60-100 Portfolio	OS	30.20%
Prudential Dynamic Focused 0-30 Portfolio	OS	53.48%
Prudential Dynamic Focused 20 - 55 Portfolio	OS	37.69%
Prudential Equity Release Mortgages Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Financial Planning Limited	OS	100.00%
Prudential Financial Services Limited	OS	100.00%
Prudential Five Limited	OS	100.00%
Prudential General Insurance Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential Global Services Private Limited	OS	100.00%	Prudential House, Mumbai, India
Prudential GP Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK

Prudential Greenfield GP LLP	LPI	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Greenfield GP1 Limited	OS	100.00%
Prudential Greenfield GP2 Limited	OS	100.00%
Prudential Greenfield LP	LPI	100.00%
Prudential Greenfield SLP GP LLP	LPI	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Prudential Group Pensions Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Group Secretarial Services Limited	OS	100.00%
Prudential Holborn Life Limited	OS	100.00%
Prudential Holdings Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK
Prudential Hong Kong Limited	OS	100.00%	59th Floor, One Island East, 18 Westlands Road, Quarry Bay, Hong Kong
Prudential International Assurance plc	OS	100.00%	Montague House, Adelaide Road, Dublin 2, D02 K039, Ireland
Prudential International Management Services Limited	OS	100.00%
Prudential International Staff Pensions Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Investment (Luxembourg) 2 SARL	OS	100.00%	34-38, Avenue de la Liberté, L-1930, Luxembourg
Prudential Investments Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential IP Services Limited	OS	100.00%
Prudential Leasing Services Limited	OS	100.00%
Prudential Life Assurance (Lao) Company Limited	OS	100.00%	Unit A, 6th Floor, Vientiane Plaza Hotel Office Building, Sailom Road, Hatsady Neua Village, Chanthabouly District, Vientiane Capital, Lao, PDR
Prudential Life Assurance (Thailand) Public Company Limited	OS	99.93%	9/9 Sathorn Building, 20th- 27th Floor, South Sathorn Road, Yannawa, Sahtorn, Bangkok 10120, Thailand
Prudential Life Assurance Kenya Limited	OS	100.00%	5th Ngong Avenue, Nairobi, Kenya
Prudential Life Assurance Zambia Limited	OS	100.00%	Prudential House, Thabo Mbeki Road, Lusaka, Zambia
Prudential Life Insurance Ghana Limited	OS	100.00%	35 North Street, Accra, Ghana
Prudential Lifetime Mortgages Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK
	PS	100.00%
Prudential Loan Investments 1 SARL	OS	100.00%	1, Rue Hildegard von Bingen, L - 1282 Luxembourg
Prudential Loan Investments GP SARL	OS	100.00%
Prudential Loan Investments SCSp	OS	100.00%
Prudential Mauritius Holdings Limited	OS	100.00%	3rd Floor, 355 NEX, Rue du Savoir, Cybercity Ebene, 72201, Mauritius
Prudential Mortgages Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Nominees Limited	OS	100.00%
Prudential Pensions Limited	OS	100.00%
Prudential Pensions Management Zambia Limited	OS	100.00%	Prudential House, Thabo Mbeki Road, Lusaka, Zambia
Prudential Polska sp. z.o.o	OS	100.00%	02-670 Warszawa, Pulawska 182, Poland
Prudential Portfolio Management Group Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Portfolio Managers (South Africa) (Pty) Limited	OS	49.99%	PO Box 44813, Claremont 7735, South Africa
	A Class OS	75.00%
Prudential Portfolio Managers Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Properties Trusty Pty Limited	OS	100.00%	Darling Park Tower 2, 201 Sussex Street, Sydney, NSW 2000, Australia
Prudential Property Holding Limited (In liquidation)	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Property Investment Managers Limited	OS	100.00%
Prudential Property Investments Limited	OS	100.00%
	PS	100.00%
Prudential Property Services Limited	OS	100.00%
Prudential Protect Limited	OS	100.00%
Prudential Real Estate Investments 1 Limited	OS	100.00%
Prudential Real Estate Investments 2 Limited	OS	100.00%
Prudential Real Estate Investments 3 Limited	OS	100.00%

Prudential Retirement Income Limited (In liquidation)	OS PS	100.00% 100.00%	c/o Mazars LLP, 90 St. Vincent Street, Glasgow, G2 5UB, UK
Prudential Services Asia Sdn. Bhd.	OS PS	100.00% 100.00%	Suite 1005, 10th Floor, Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
Prudential Services Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Services Singapore Pte. Ltd.	OS	100.00%	1 Wallich Street, #19-01 Guoco Tower, Singapore 078881
Prudential Singapore Holdings Pte. Limited	OS	100.00%	30 Cecil Street, #30-01 Prudential Tower, Singapore 049712
Prudential Staff Pensions Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Trustee Company Limited	OS	100.00%
Prudential UK Real Estate General Partner Limited	OS	100.00%
Prudential UK Real Estate LP	LPI	100.00%
Prudential UK Real Estate Nominee 1 Limited	OS	100.00%
Prudential UK Real Estate Nominee 2 Limited	OS	100.00%
Prudential UK Services Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK
Prudential Unit Trusts Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prudential Venture Managers Limited	OS	100.00%
Prudential Vietnam Assurance Private Limited	OS	100.00%	25th Floor, Saigon Trade Centre, 37 Ton Duc Thang Street, District 1, Ho Chi Minh City, Vietnam
Prudential Vietnam Finance Company Limited	OS	100.00%
Prudential/M&G UK Companies Financing Fund LP	LPI	34.42%	Laurence Pountney Hill, London, EC4R 0HH, UK
Prutec Limited	OS	100.00%
PT. Eastspring Investments Indonesia	OS	99.95%	Prudential Tower, JI. Jendral Sudirman Kav. 79, 12910, Jakarta Selatan, Indonesia
PT. Prudential Life Assurance	OS	94.62%
PVFC Financial Limited	OS	100.00%	13th Floor, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong
PVM Partnerships Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Randolph Street LP	LPI	100.00%	2711 Centreville Road, Suite 400, Wilmington, DE 19808, USA
REALIC of Jacksonville Plans, Inc	OS	100.00%	1999 Bryan Street, Suite 900, Dallas, TX 75201, USA
Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF)	OS	99.95%	Prudential Tower, JI. Jendral Sudirman Kav. 79, 12910, Jakarta Selatan, Indonesia
Reksa Dana Eastspring Investments Cash Reserve	U	97.31%
Reksa Dana Eastspring Investments IDR High Grade	OS	64.64%
Reksa Dana Eastspring Investments Value Discovery	OS	86.64%
Reksa Dana Eastspring Investments Yield Discovery	OS	98.33%
Reksa Dana Syariah Eastspring Syariah Equity Islamic Asia Pacific USD	OS	91.97%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah	OS	69.58%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah	U	99.37%	Prudential Tower 23th floor. Jln. Jenderal Sudirman Kavling 79, South Jakarta - 12910. Indonesia
Rhodium Investment Fund	OS	100.00%	10 Marina Boulevard, #32-01, Marina Bay Financial Centre, Singapore 018983
Rift GP 1 Limited	OS	100.00%	50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, UK
Rift GP 2 Limited	OS	100.00%
ROP, Inc	OS	100.00%	1209 Orange Street, Wilmington, DE 19801, USA

SCB SET Banking Sector Index (Accumulation)	OS	28.05%	7-8th Floor. SCB Park Plaza 1, 18 Ratchadapisek Road, Chatuchak, Bangkok 10900 Thailand
Schroder Asian Investment Grade Credit	OS	49.72%	138 Market Street, #23-01 CapitaGreen Singapore 048946
Schroder Emerging Markets Fund	OS	46.83%	Schroder Investment Management (Guernsey) Limited, Regency Court Glategny Esplanade, Glategny Esplanade, St Peter Port GY1 3UF, Guernsey
Schroder Multi-Asset Revolution	OS	61.92%	CapitaGreen, #23-01, CapitaGreen, Singapore 048946, Singapore
Schroder US Dollar Money Fund	OS	41.40%	HSBC Institutional Trust Service (Asia) Limited, 1 Queen's Road Central, Hong Kong.
ScotAm Pension Trustees Limited	OS	100.00%	Craigforth, Stirling, FK9 4UE, UK
Scottish Amicable Finance plc	OS	100.00%
Scottish Amicable Holdings Limited	OS	100.00%
Scottish Amicable Life Assurance Society	No share capital	100.00%
Scottish Amicable Pensions Investments Limited	OS	100.00%
Scotts Spazio Pte. Ltd.	OS	45.00%	30 Cecil Street #23-02 Prudential Tower, Singapore, 049712
Sealand (No 1) Limited	OS	100.00%	Lime Grove House, Green Street, St Helier, Jersey, JE1 2ST
Sealand (No 2) Limited	OS	100.00%
Sectordate Limited	OS	32.60%	5th Floor Cavendish House, 39 Waterloo Street, Birmingham, B2 5PP, UK
Selly Oak Shopping Park (General Partner) Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Selly Oak Shopping Park (Nominee 1) Limited	OS	100.00%
Selly Oak Shopping Park (Nominee 2) Limited	OS	100.00%
Selly Oak Shopping Park Limited Partnership	LPI	100.00%
Silverfleet Capital 2004 LP	LPI	100.00%	1 Royal Plaza, St Peters Port, Guernsey, GY1 2HL
Silverfleet Capital 2005 LP	LPI	100.00%
Silverfleet Capital 2006 LP	LPI	100.00%
Silverfleet Capital 2009 LP	LPI	100.00%
Silverfleet Capital 2011/12 LP	LPI	100.00%
Silverfleet Capital II WPLF	LPI	100.00%
Smithfield Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
SMLLC	LPI	100.00%	1209 Orange Street, Wilmington, DE 19801, USA
Squire Capital I LLC	MI	100.00%	1 Corporate Way, Lansing, MI 48951, USA

Squire Capital II LLC	OS	100.00%
Squire Reassurance Company II, Inc	OS	100.00%	40600 Ann Arbor Road, East Suite 201, Plymouth, MI 48170, USA
Squire Reassurance Company LLC	OS	100.00%	1 Corporate Way, Lansing, MI 48951, USA
Sri Han Suria Sdn. Bhd.	OS	51.00%	Suite 1005, 10th Floor Wisma Hamzah-Kwong Hing, No. 1 Leboh Ampang, 50100 Kuala Lumpur, Malaysia
St Edward Homes Limited	OS	50.00%	Berkeley House, 19 Portsmouth Road, Surrey, KT11 1JG, UK
St Edwards Strand Partnership	OS	50.00%
Stableview Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Staple Limited	OS	100.00%	3 Rajanakarn Building, 20th Floor, South Sathorn Road, Yannawa Subdistrict, Sathorn District, Bangkok, Thailand
Staple Nominees Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Thanachart Long Term Fixed Income	OS	27.79%	231 MBK Life Building, 5th-7th Floor, Rajdamri Road, Lumpini, Pathumwan, Bangkok 10330
Thanachart Life Assurance Public Company Limited (In liquidation)	OS	99.93%	9/9 Sathorn Building, 20th-- 27th Floor, South Sathorn Road, Yannawa, Sahtorn, Bangkok 10120, Thailand
The Car Auction Unit Trust	OS	50.00%	Dorey Court, Admiral Park, St. Peter Port, GY1 2HT, Guernsey
The First British Fixed Trust Company Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
The Greenpark (Reading) LP	LPI	100.00%
The Heights Management Company Limited	OS	50.00%
The Prudential Assurance Company Limited	OS	100.00%
The St Edward Homes Partnership	OS	49.95%	Berkeley House, 19 Portsmouth Road, Surrey, KT11 1JG, UK
The Strand Property Unit Trust	LPI	50.00%	Liberte house, 19-23 La Motte Street, St Helier, JE2 4SY, Jersey
The Two Rivers Trust	OS	50.00%
Three Snowhill Birmingham SARL	OS	100.00%	5, rue Guilllaume Kroll, L-1882, Luxembourg
TMB Asset Management Co., Ltd.	OS	65.00%	32nd FL, Abdulrahim Place, 990 Rama IV Rd, Silom, Bangrak, Bangkok 10500 Thailand
Two Rivers LP	LPI	50.00%	Bow Bells House, 1 Bread Street, London, EC4M 9HH, UK
Two Snowhill Birmingham SARL	OS	100.00%	5, rue Guilllaume Kroll, L-1882, Luxembourg
UOB Smart Global Healthcare	OS	24.18%	23A, 25th Floor, Asia Centre Building, 173/27-30, 32-33 South Sathon Road, Thungmahamek, Sathon, Bangkok 10120, Thailand
UOB Smart Millennium Growth Fund	OS	33.18%
VFL International Life Company SPC, Ltd.	OS	100.00%	171 Elgin Avenue, Grand Cayman, Cayman Islands
Wessex Gate Limited	OS	100.00%	Laurence Pountney Hill, London, EC4R 0HH, UK
Westwacker Limited	OS	100.00%
Wynnefield Private Equity Partners I, L.P.	LPI	99.00%	1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Wynnefield Private Equity Partners II, L.P.	LPI	99.00%	1209 Orange Street, Wilmington, DE 19801, USA
Zenith-Prudential Life Insurance Company Limited	OS	51.00%	Plot 280, Ajose Adeogun Street, Victoria Island, Nigeria

* Prudential Assurance Malaysia Berhad is consolidated at 100 per cent in the Group's financial statements reflecting the economic interest to the Group.

† Prudential BSN Takaful Berhad is a joint venture that is accounted for using the equity method, for which the Group has an economic interest of 70 per cent for all business sold up to 23 December 2016 and of 49 per cent for new business sold subsequent to this date.